Participation In The U.S. Treasury Capital Purchase Program (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2008	May 02, 2012
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock value		$ 0	$ 0
Liquidation preference per senior preferred shares		$ 0	$ 0
Dividends, preferred stock, cash	1,571,000
Series A preferred stock
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock value				100,000,000
Liquidation preference per senior preferred shares				$ 1,000
Stock repurchased during period, shares	100,000
Stock repurchased during period, value	100,000,000
Payments for repurchase of preferred stock and preference stock including unpaid dividends	101,000,000
Dividends, preferred stock, cash	1,000,000
Charge to retained earnings from preferred stock repurchase	1,600,000
U.S. Treasury Capital Purchase Program
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Number of securities repurchasable					227,376
Number of warrants repurchased					227,376
Payments for repurchase of warrants					$ 2,800,000
Repurchase price per share					$ 12.50